INCOME TAX (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Change in valuation allowance	$ 924,537	$ 351,652
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0	137,000
Change in valuation allowance	$ 572,885	$ 300,205